GENERAL - Identifiable net assets of Gesher (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 25, 2023 USD ($) shares $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)
GENERAL
Shares issued to Gesher shareholders | shares	12,250,000
(C) Net assets of Gesher			$ 3,350
Share listing expense	$ 46,717	$ 46,717
Gesher
GENERAL
Shares issued to Gesher shareholders | shares	4,287,156
Opening price of the Company's shares on Nasdaq as of January 25, 2023 ($) | $ / shares	$ 10.23
(A) Fair value of the Company's shares issued to Gesher shareholders	$ 43,858
Opening price of the Company's warrants on Nasdaq as of January 25, 2023 ($) | $ / shares	$ 0.74
(B) Fair value of the Company's warrants issued to Gesher shareholders	$ 9,012
Gesher's cash in trust	8,127
Gesher's liabilities	(1,974)
(C) Net assets of Gesher	6,153
Share listing expense	$ 46,717